Accounts Payable and Accrued Expenses (Details Narrative) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Accounts payable - related party	$ 124,370	$ 124,370	$ 153,300
Virhtech Gmbh [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts payable - related party		$ 124,370	$ 153,300